SHARE-BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 253,452	$ 314,171	$ 207,632
Cash received for the exercise in the respective years	10,643	50,211	77,639
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	0	0	390
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	0	0	5
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	253,408	313,917	207,204
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 44	$ 254	$ 33
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Shares granted (in shares)	7,119,505	7,320,443	3,551,491
Compensation expense	$ 430,144	$ 399,051	$ 247,681
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	12,727	11,104	8,318
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	35,988	36,812	23,350
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	99,048	67,388	67,421
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 282,381	$ 283,747	148,592
SARs [Member]
Share-based Compensation [Abstract]
Shares granted (in shares)	64,295	54,186
Compensation expense	$ 1,434	$ (7,326)	15,011
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	383	(1,928)	3,389
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	710	(1,762)	6,850
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	200	(2,993)	3,658
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 141	$ (643)	$ 1,114